GENERAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
General Information
Schedule of subsidiaries

The main subsidiaries included in these consolidated financial statements are as follows:

a)	Participation rate

				As December 31, 2017			As December 31, 2016			As December 31, 2015
		Country	Functional
Tax No.	Company	of origin	Currency	Direct	Indirect	Total	Direct	Indirect	Total	Direct	Indirect	Total
				%	%	%	%	%	%	%	%	%

96.518.860-6	Latam Travel Chile S.A. and Subsidary (*)	Chile	US$	99.9900	0.0100	100.0000	99.9900	0.0100	100.0000	99.9900	0.0100	100.0000
96.763.900-1	Inmobiliaria Aeronáutica S.A.	Chile	US$	0.0000	0.0000	0.0000	99.0100	0.9900	100.0000	99.0100	0.9900	100.0000
96.969.680-0	Lan Pax Group S.A. and Subsidiaries	Chile	US$	99.8361	0.1639	100.0000	99.8361	0.1639	100.0000	99.8361	0.1639	100.0000
Foreign	Lan Perú S.A.	Peru	US$	49.0000	21.0000	70.0000	49.0000	21.0000	70.0000	49.0000	21.0000	70.0000
Foreign	Lan Chile Investments Limited and Subsidiary	Cayman Ins land	US$	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	99.9900	0.0100	100.0000
93.383.000-4	Lan Cargo S.A.	Chile	US$	99.8939	0.0041	99.8980	99.8939	0.0041	99.8980	99.8939	0.0041	99.8980
Foreign	Connecta Corporation	U.S.A.	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
Foreign	Prime Airport Services Inc. and Subsidary	U.S.A.	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.951.280-7	Transporte Aéreo S.A.	Chile	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
Foreign	Aircraft International Leasing Limited	U.S.A.	US$	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	100.0000	100.0000
96.631.520-2	Fast Air Almacenes de Carga S.A.	Chile	CLP	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.631.410-9	Ladeco Cargo S.A.	Chile	CLP	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	100.0000	100.0000
Foreign	Laser Cargo S.R.L.	Argentina	ARS	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
Foreign	Lan Cargo Overseas Limited and Subsidiaries	Bahamas	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.969.690-8	Lan Cargo Inversiones S.A. and Subsidary	Chile	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.575.810-0	Inversiones Lan S.A. and Subsidiaries	Chile	US$	99.7100	0.2900	100.0000	99.7100	0.2900	100.0000	99.7100	0.2900	100.0000
96.847.880-K	Technical Trainning LATAM S.A.	Chile	CLP	99.8300	0.1700	100.0000	99.8300	0.1700	100.0000	99.8300	0.1700	100.0000
Foreign	Latam Finance Limited	Cayman Ins land	US$	100.0000	0.0000	100.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000
Foreign	Peuco Finance Limited	Cayman Ins land	US$	100.0000	0.0000	100.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000
Foreign	Profesional Airline Services INC.	U.S.A.	US$	100.0000	0.0000	100.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000
Foreign	TAM S.A. and Subsidiaries (**)	Brazil	BRL	63.0901	36.9099	100.0000	63.0901	36.9099	100.0000	63.0901	36.9099	100.0000

(*)	In June 2016, Lantours Division de Servicios Terrestres S.A. changes its name to Latam Travel Chile S.A.

(**)	As of December 31, 2017, indirect ownership participation on TAM S.A and subsidiaries is from Holdco I S.A., LATAM is entitled to 99,9983% of the economic rights and 49% of the rights politicians product of provisional measure No. 714 of the Brazilian Government implemented during 2016 which allows foreign capital to have up to 49% of the property.

Thus, since April 2016, LATAM Airlines Group S.A. owns 901 voting shares of Holdco I S.A., equivalent to 49% of the total shares with voting rights of said company and TEP Chile S.A. owns 938 voting shares of Holdco I S.A., equivalent to 51% of the total voting shares of that company.

b)	Financial Information

		Statement of financial position									Net Income
											For the periods ended
											December 31,
		As of December 31, 2017			As of December 31, 2016			As of December 31, 2015			2017	2016	2015
Tax No.	Company	Assets	Liabilities	Equity	Assets	Liabilities	Equity	Assets	Liabilities	Equity		Gain/(loss)
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

96.518.860-6	Latam TravelChile S.A. and Subsidary (*)	6,771	2,197	4,574	5,468	2,727	2,741	5,613	5,522	91	1,833	2,650	2,341
96.763.900-1	Inmobiliaria Aeronáutica S.A.	-	-	-	36,756	8,843	27,913	39,302	14,832	24,470	-	3,443	1,404
96.969.680-0	Lan PaxGroup S.A. and Subsidiaries (**)	499,345	1,101,548	(596,406)	475,763	1,045,761	(561,472)	519,663	1,049,232	(521,907)	(35,943)	(36,331)	(35,187)
Foreign	Lan Perú S.A.	315,607	303,204	12,403	306,111	294,912	11,199	255,691	240,938	14,753	1,205	(2,164)	5,068
Foreign	Lan Chile Investments Limited and Subsidiary (**)	-	-	-	-	-	-	2,015	13	2,002	-	23	(13)
93.383.000-4	Lan Cargo S.A.	584,169	371,934	212,235	480,908	239,728	241,180	483,033	217,037	265,966	(30,220)	(24,813)	(74,408)
Foreign	Connecta Corporation	38,735	17,248	21,487	31,981	23,525	8,456	37,070	38,298	(1,228)	13,013	9,684	194
Foreign	Prime Airport Services Inc. and Subsidary (**)	12,671	15,722	(3,051)	7,385	11,294	(3,909)	6,683	11,180	(4,497)	857	588	279
96.951.280-7	Transporte Aéreo S.A.	324,498	104,357	220,141	340,940	124,805	216,135	331,117	122,666	208,451	2,172	8,206	5,878
Foreign	Aircraft International Leasing Limited				-	-	-	-	4	(4)	-	9	(4)
96.631.520-2	Fast Air Almacenes de Carga S.A.	12,931	4,863	8,068	10,023	3,645	6,378	8,985	4,641	4,344	939	1,717	1,811
Foreign	Laser Cargo S.R.L.	18	27	(9)	21	32	(11)	27	39	(12)	2	(1)	69
Foreign	Lan Cargo Overseas Limited and Subsidiaries (**)	66,039	42,271	18,808	54,092	35,178	15,737	62,406	43,759	15,563	3,438	176	3,344
96.969.690-8	Lan Cargo Inversiones S.A. and Subsidary (**)	144,884	156,005	(10,112)	80,644	95,747	(13,506)	54,179	68,220	(12,601)	3,389	(910)	113
96.575.810-0	Inversiones Lan S.A. and Subsidiaries (**)	11,681	5,201	6,377	10,971	6,452	4,452	16,512	14,676	1,828	1,561	2,549	2,772
96.847.880-K	Technical Trainning LATAM S.A.	1,967	367	1,600	1,745	284	1,461	1,527	266	1,261	109	73	(72)
Foreign	Latam Finance Limited	678,289	708,306	(30,017)	-	-	-	-	-	-	(30,017)	-	-
Foreign	Peuco Finance Limited	608,191	608,191	-	-	-	-	-	-	-	-	-	-
Foreign	Profesional Airline Services INC.	3,703	3,438	265	-	-	-	-	-	-	294	-	-
Foreign	TAM S.A. and Subsidiaries (**)	4,490,714	3,555,423	856,829	5,287,286	4,710,308	495,562	4,969,553	4,199,223	423,190	160,582	2,107	(183,581)

(*)	In June 2016, Lantours Division of Terrestrial Services S.A. changed its name to Latam Travel Chile S.A.

(**)	The Equity reported corresponds to Equity attributable to owners of the parent, it does not include Non-controlling interest.